ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9.           ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the follows:

	As of December 31,	As of June 30,
	2023	2024
		(unaudited)
Accrued payroll and welfare	$1,546	$1,454
Other tax payable	43	39
Accrued staff disbursement	994	980
Deposit payable	24	23
Other current liabilities (i)	7,634	9,868
Other accrued expenses	312	751
	$10,553	$13,115
(i)	The other current liabilities mainly consist of the amounts due to AM Advertising and its subsidiaries mainly represent the borrowings from AM Advertising and its subsidiaries for the purpose of operation.